Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 74,145	$ 10,603	¥ 74,334	¥ 76,688
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	2 years	2 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	15 years	15 years
Continuing Operations [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 74,150	$ 10,600	¥ 74,340	¥ 76,690